Hedging derivatives - Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	€ (5,483)	€ (2,097)	€ 2,287
Ineffective recognised in the income statement	74	(46)	51
Reclassified amount of reserves to the income statement	1,254	(801)	852
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	119	18	104
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	155	46	9
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	(16)	(55)	1
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	(20)	27	92
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement			2
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(3,016)	(938)	(53)
Ineffective recognised in the income statement	(45)	(64)	(53)
Reclassified amount of reserves to the income statement	1,254	(801)	852
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(2,458)	(491)	69
Ineffective recognised in the income statement	1	(34)	7
Reclassified amount of reserves to the income statement	(370)	269	118
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(178)	155	(180)
Ineffective recognised in the income statement	(10)	2	9
Reclassified amount of reserves to the income statement	2,130	(262)	(131)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(638)	(350)	170
Ineffective recognised in the income statement	(39)	(35)	(62)
Reclassified amount of reserves to the income statement	587	(350)	844
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	258	(249)	(121)
Ineffective recognised in the income statement	3	3	(7)
Reclassified amount of reserves to the income statement	(1,093)	(458)	21
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	0	(3)	9
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(2,467)	(1,159)	2,340
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(2,467)	(1,159)	2,340
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0